Share-based Compensation (Narrative) (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2022 CAD ($) Share shares	Jul. 31, 2021 CAD ($) Share shares	Jul. 31, 2020 Share
Stock Options And Restricted Share Units [Line Items]
Number of share options issued and outstanding	24,687,068	12,018,143	7,503,691
Amount of stock based compensation allocated to inventory | $	$ 211	$ 1,506
Number of RSUs vested | shares	2,195,909
Omnibus Plan
Stock Options And Restricted Share Units [Line Items]
Description of maximum term of options granted for share-based payment arrangement	Expiry dates are up to 10 years from issuance, as determined by the Board of Directors at the time of issuance.
Expiry period of RSUs	10 years
Maximum percentage of common shares reserved for issuance for options	10.00%
Maximum number of common shares reserved for issuance for options | shares	60,098,845	15,264,595
Number of share options issued and outstanding	23,415,128
Maximum percentage of RSU authorized to issue for common shares inclusive of outstanding stock options	10.00%
Former Plan
Stock Options And Restricted Share Units [Line Items]
Number of share options issued and outstanding	747,244
Assumed plan from business combinations
Stock Options And Restricted Share Units [Line Items]
Number of share options issued and outstanding	524,696